Loan Portfolio and Allowance for Credit Losses, Recorded Investment in Loans (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Loans and Leases Receivable [Abstract]
Total loans		$ 5,002,879	$ 4,733,201
Allowance for credit losses		48,578	46,032	$ 44,267	$ 49,595
Net loans		4,954,301	4,687,169
Due from officers		$ 29,300	$ 20,500
Other Receivable, after Allowance for Credit Loss, Related Party, Type [Extensible Enumeration]		srt:OfficerMember	srt:OfficerMember
New loans		$ 16,000
Repayments of loans		7,200
Changes in outstanding loans		0
New York and Other States [Member]
Loans and Leases Receivable [Abstract]
Total loans	[1]	3,259,038	$ 3,219,914
Florida [Member]
Loans and Leases Receivable [Abstract]
Total loans		1,743,841	1,513,287
Real Estate Construction Loans [Member]
Loans and Leases Receivable [Abstract]
Total loans		29,100	36,400
Residential Borrowers [Member]
Loans and Leases Receivable [Abstract]
Total loans		8,000	14,100
Commercial Borrowers Residential Purpose [Member]
Loans and Leases Receivable [Abstract]
Total loans		21,100	22,300
Commercial [Member]
Loans and Leases Receivable [Abstract]
Total loans		273,515	231,011
Allowance for credit losses		2,735	2,596	3,135	4,140
Commercial [Member] | Commercial Real Estate [Member]
Loans and Leases Receivable [Abstract]
Total loans		252,255	209,922
Commercial [Member] | Commercial Real Estate [Member] | New York and Other States [Member]
Loans and Leases Receivable [Abstract]
Total loans	[1]	212,754	177,371
Commercial [Member] | Commercial Real Estate [Member] | Florida [Member]
Loans and Leases Receivable [Abstract]
Total loans		39,501	32,551
Commercial [Member] | Other [Member]
Loans and Leases Receivable [Abstract]
Total loans		21,260	21,089
Commercial [Member] | Other [Member] | New York and Other States [Member]
Loans and Leases Receivable [Abstract]
Total loans	[1]	20,863	20,221
Commercial [Member] | Other [Member] | Florida [Member]
Loans and Leases Receivable [Abstract]
Total loans		397	868
Commercial [Member] | PPP Loans [Member]
Loans and Leases Receivable [Abstract]
Total loans		620	1,000
Real Estate Mortgage - 1 to 4 Family [Member]
Loans and Leases Receivable [Abstract]
Total loans		4,712,478	4,489,883
Allowance for credit losses		45,625	43,271	40,689	44,950
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member]
Loans and Leases Receivable [Abstract]
Total loans		4,307,105	4,146,902
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | New York and Other States [Member]
Loans and Leases Receivable [Abstract]
Total loans	[1]	2,756,914	2,776,989
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | Florida [Member]
Loans and Leases Receivable [Abstract]
Total loans		1,550,191	1,369,913
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member]
Loans and Leases Receivable [Abstract]
Total loans		57,958	56,549
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | New York and Other States [Member]
Loans and Leases Receivable [Abstract]
Total loans	[1]	44,152	43,999
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | Florida [Member]
Loans and Leases Receivable [Abstract]
Total loans		13,806	12,550
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member]
Loans and Leases Receivable [Abstract]
Total loans		347,415	286,432
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | New York and Other States [Member]
Loans and Leases Receivable [Abstract]
Total loans	[1]	212,298	191,926
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | Florida [Member]
Loans and Leases Receivable [Abstract]
Total loans		135,117	94,506
Installment [Member]
Loans and Leases Receivable [Abstract]
Total loans		16,886	12,307
Allowance for credit losses		218	165	$ 443	$ 505
Installment [Member] | New York and Other States [Member]
Loans and Leases Receivable [Abstract]
Total loans	[1]	12,057	9,408
Installment [Member] | Florida [Member]
Loans and Leases Receivable [Abstract]
Total loans		$ 4,829	$ 2,899

[1]	Includes New York, New Jersey, Vermont and Massachusetts.